Summary of Significant Accounting Policies (Details) - Schedule of goodwill and intangible assets - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,686,555	$ 2,196,987	$ 2,847,931
Accumulated Amortization	(1,205,479)	(680,172)	(1,710,110)
Net Book Value	1,481,076		1,137,821
Impairment	(37,885)
Total	1,443,191	1,516,815	1,137,821
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	834,220	834,220	834,220
Accumulated Amortization
Net Book Value	834,220		834,220
Impairment
Total	834,220	834,220	834,220
Customer list [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	922,053	922,053	881,000
Accumulated Amortization	(472,320)	(314,166)	(595,486)
Net Book Value	449,733		285,514
Impairment	(33,184)
Total	416,549	607,887	285,514
Vendor relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	484,816	484,816	479,000
Accumulated Amortization	(264,565)	(168,474)	(336,415)
Net Book Value	220,251		142,585
Impairment	(4,701)
Total	215,550	$ 316,342	142,585
Capitalized product development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			1,487,931
Accumulated Amortization			(778,209)
Net Book Value			709,722
Total			$ 709,722
Product development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,279,686
Accumulated Amortization	(468,594)
Net Book Value	811,092
Impairment
Total	$ 811,092